Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
Schedule of Lease Liabilities

	2025	2024
Lease liabilities
Non-current	296,643	287,679
Current	59,959	54,351
	356,602	342,030

Schedule of Maturity Lease Liabilities
The maturity of the Group’s lease liabilities is as follows:

	2025	2024
Less than 1 year	59,959	54,351
Between 1 and 2 years	58,175	65,697
Between 2 and 3 years	49,902	51,325
Between 3 and 4 years	40,325	43,571
Between 4 and 5 years	35,393	35,764
More than 5 years	112,848	91,322
	356,602	342,030

Summary of Lease Liability Activity
Changes in the Group’s lease liabilities, net in 2024 and 2025 were as follows:

	Agricultural "partnerships"	Others	Total
Amount at the beginning of the year 2024	357,159	21,351	378,510
Exchange differences	(87,462)	(1,464)	(88,926)
Additions and re-measurement	107,050	10,936	117,986
Payments	(86,276)	(12,202)	(98,478)
Finance cost related to lease liabilities	30,137	2,801	32,938
Closing net book amount	320,608	21,422	342,030

Amount at the beginning of the year 2025	320,608	21,422	342,030
Exchange differences	33,246	3,733	36,979
Acquisition of subsidiaries (Note 21)	—	9,904	9,904
Additions and re-measurement	27,715	10,556	38,271
Payments	(94,561)	(14,571)	(109,132)
Finance cost related to lease liabilities	34,511	4,039	38,550
Closing net book amount	321,519	35,083	356,602